Borrowings - Operational borrowings (Details) - Operational borrowings - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Borrowings	$ 941	$ 815
Borrowings in respect of short-term fixed income securities programmes (commercial paper)
Borrowings
Borrowings	699	501
Lease liabilities under IFRS 16
Borrowings
Borrowings	234	299
Other borrowings
Borrowings
Borrowings	$ 8	$ 15